Fair Value, Assets Measured on Recurring Basis Borrowings (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	$ 10,372		$ 10,372		$ 11,006	$ 14,722
Transfer between level 1 and level 2	0	$ 0	0	$ 0	0	0
Transfer between level 2 and level 1	0	0	0	0	0	0
Transfer into level 3	0	0	0	0	0	0
Transfer out of level 3	0	$ 0	0	$ 0	0	0
Federal Agency Mortgage-backed [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	6,460		6,460		7,956	9,508
Federal Agency Debt [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	3,058		3,058		3,050	5,214
Municipal Bonds [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	854		854
Recurring Basis [Member] | Federal Agency Mortgage-backed [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	6,460		6,460		7,956	9,508
Recurring Basis [Member] | Federal Agency Debt [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	3,058		3,058		3,050	5,214
Recurring Basis [Member] | Municipal Bonds [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	854		854
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Federal Agency Mortgage-backed [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	0		0		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Federal Agency Debt [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	0		0		0	1,979
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal Bonds [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	0		0
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Federal Agency Mortgage-backed [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	6,460		6,460		7,956	9,508
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Federal Agency Debt [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	3,058		3,058		3,050	3,235
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Municipal Bonds [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	854		854
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Federal Agency Mortgage-backed [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	0		0		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Federal Agency Debt [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	0		0		$ 0	$ 0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Municipal Bonds [Member]
Assets Measured on Recurring Basis [Abstract]
Securities available-for-sale	$ 0		$ 0